Long-term debt	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Long-term debt	Long-term debt
On September 24, 2025, the Entity issued Senior Notes for a principal amount of 500,000,000 and maturity on January 30, 2033. The Notes were issued pursuant to an indenture entered into among the Entity, and The Bank of New York Mellon, which acted as trustee, register, paying agent, and transfer agent. The Notes were guaranteed on a senior unsecured basis. The notes bear semiannual interest at a rate of 5.500%. As of December 31, 2025, the cost of such debt issuance was $5,350,706.

On December 18, 2024, Vesta closed the previously announced $545,000,000 Global Syndicated Sustainable Credit Facility (the "Facility") comprised of a $345,000,000 term loan available through two tranches, for three and five years, with an 18-month availability period and a $200,000,000 Revolving Credit Facility, substituting the Entity prior $200,000,000 in-place un-drawn Revolving Credit Facility. The International Finance Corporation (IFC), BBVA, Citigroup, and Santander acted as Joint Lead Arrangers of the transaction. Tranche I - Three-year 172,500,000 Term Loan, at the equivalent coupon of SOFR plus a 130 basis points applicable margin. Tranche II - Five-year 172,500,000 Term Loan at the equivalent coupon of SOFR plus a 150 basis points applicable margin. Revolving Credit Facility – Four-year $200,000,000 facility at the equivalent coupon of SOFR plus a 150 basis points applicable margin. The three tranches of the Credit Facility are subject to a sustainability pricing adjustment to the applicable margins, equivalent to a reduction of five basis points, which is subject to the Entity compliance of its annual KPI target related to the total certified gross leasable area of the Entity sustainability certified buildings. The Entity paid debt issuance costs in an amount of $5,563,162.

On September 1, 2022, the Entity obtained a three-year unsecured sustainability-linked revolving credit facility for $200 million. This loan bears interest at a rate of SOFR plus 1.60 percentage points. As a part of such revolving credit, Vesta paid debt issuance costs in an amount of $1,339,606. As of December 31, 2024, this revolving credit facility was replaced by Global Syndicated Sustainable Credit Facility mentioned in the preceding paragraph.
On May 13, 2021, the Entity offered $350,000,000 of Senior Notes (“Vesta ESG Global bond 35/8 05/31”) with maturity on May 13, 2031. The notes bear interest at a rate of 3.625%. The cost of such debt issuance was $7,746,222.
On June 25, 2019, the Entity entered into a 10-year Senior Note series RC and 12-year Senior Note series RD with various financial institutions, for aggregate amounts of $70,000,000 and $15,000,000, respectively. Each Series RC notes and Series RD notes bear interest on the unpaid balance at the rates of 5.18% and 5.28%, respectively.
On May 31, 2018, the Entity entered into an agreement for the issuance and sale of Series A Senior Note of $45,000,000 due on May 31, 2025, and Series B Senior Note of $45,000,000 due on May 31, 2028. Each Series A Note and Series B Note bear interest on the unpaid balance at the rates of 5.50% and 5.85%, respectively. In March 2025, the Entity paid the principal of Series A Senior Notes.
On November 1, 2017, the Entity entered into a loan agreement with Metropolitan Life Insurance Company for $118,000,000 due on December 1, 2027. This loan bears interest at a rate of 4.75%.

On September 22, 2017, the Entity entered into an agreement for an issuance and sale Series A Senior Note of $65,000,000 due on September 22, 2024, and Series B Senior Note of $60,000,000 due on September 22, 2027. Each Series A Note and Series B Note bears interest on the unpaid balance of such Series A Note and Series B Note at the rates of 5.03% and 5.31%, respectively, payable semiannually on the September 22 and March 22 of each year. In August 2024, the Entity paid the principal of Series A Senior Notes according to the agreement.
On July 27, 2016, the Entity entered into a 10-year loan agreement with Metropolitan Life Insurance Company (“MetLife”) for a total amount of $150,000,000 due on August 2026.
The long-term debt is comprised by the following notes:

Loan	Amount	Annual interest rate	Monthly amortization	Maturity	December 31, 2025	December 31, 2024	December 31, 2023

MetLife 10-year	150,000,000	4.55%	(1)	August 2026	—	141,711,651	144,266,224
Series A Senior Note	65,000,000	5.03%	(3)	September 2024	—	—	65,000,000
Series B Senior Note	60,000,000	5.31%	(3)	September 2027	60,000,000	60,000,000	60,000,000
Series A Senior Note	45,000,000	5.50%	(3)	May 2025	—	45,000,000	45,000,000
Series B Senior Note	45,000,000	5.85%	(3)	May 2028	45,000,000	45,000,000	45,000,000
MetLife 10-year	118,000,000	4.75%	(2)	December 2027	100,634,841	102,334,454	103,955,374
MetLife 8-year	26,600,000	4.75%	(1)	August 2026	—	25,183,482	25,620,991
Series RC Senior Note	70,000,000	5.18%	(4)	June 2029	70,000,000	70,000,000	70,000,000
Series RD Senior Note	15,000,000	5.28%	(5)	June 2031	15,000,000	15,000,000	15,000,000
Vesta ESG Global bond 35/8 05/31	350,000,000	3.63%	(6)	May 2031	350,000,000	350,000,000	350,000,000
Facility - Tranche I	75,000,000	SOFR + 130 bp	(7)	December 2027	75,000,000	—	—
Facility - Tranche II	75,000,000	SOFR + 150 bp	(7)	December 2029	75,000,000	—	—
Senior Notes 2033	500,000,000	5.50%	(8)	January 2033	500,000,000	—	—
					1,290,634,841	854,229,587	923,842,589

Less: Current portion					(1,782,124)	(49,856,047)	(69,613,002)

Less: Direct issuance cost					(15,433,448)	(7,178,913)	(8,655,835)

Total Long-term debt					$1,273,419,269	$797,194,627	$845,573,752
(1)On July 22, 2016 the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. In March 2021, under this credit facility, an additional loan was contracted for $26,600,000 bearing interest on a monthly basis at a fixed interest rate of 4.75%. Principal amortization over the two loans commenced on September 1, 2023. This credit facility was guaranteed with 47 of the Entity’s properties. On October 9, 2025, the Entity settled its debt ahead of schedule.
(2)On November 1, 2017, the Entity entered into a 10-year loan agreement with MetLife, interest on this loan is paid on a monthly basis. The loan bears monthly interest only for 60 months and thereafter monthly amortizations of principal and interest until it matures on December 1, 2027. This loan is secured by 20 of the Entity’s investment properties under a Guarantee Trust. On November 28, 2023, the Entity prepaid $12,194,600 associated with the sale of one investment property under the Guarantee trust.

(3)Series A Senior Notes and Series B Senior Notes are not secured by investment properties of the Entity.
The interest on these notes is paid on a monthly basis. As of December 31, 2024, the first tranche of Series A Senior Notes amounting to $65,000,000 was classified within the current portion of long-term debt and subsequently settled in August 2024. As of December 31, 2024, the second tranche, amounting to $45,000,000 and maturing in May 2025, is also included in the current portion of long-term debt.

(4)On June 25, 2019, the Entity entered into a 10-year senior notes series RC to various financial institutions, interest on these loans is paid on a semiannual basis beginning on December 14, 2019.
The note payable matures on June 14, 2029. Five of its subsidiaries are jointly and severally liable for the repayment of these notes.
(5)On June 25, 2019, the Entity entered into a 12-year note payable to various financial institutions, interest on these loans is paid on a semiannual basis beginning December 14, 2019. The note payable matures on June 14, 2031. Five of its subsidiaries are joint obligators under these notes payable.
(6)On May 13, 2021, the Entity offered $350,000,000 Senior Notes, Vesta ESG Global bond 35/8 05/31 with maturity on May 13, 2031. Interest is paid on a semiannual basis at an annual interest rate of 3.625%. The cost incurred for this issuance was $7,746,222.
(7)On April 8, 2025, the Entity executed a drawdown of $100,000,000 from the Facility loan, apportioned into two tranches of $50,000,000 each, with maturities of three and five years, respectively. On July 30 and 31, 2025, the Entity executed a drawdown of $50,000,000 from the Facility loan, apportioned into two tranches of $25,000,000 each, with maturities of three and five years, respectively.

(8)On September 30, 2025, the Entity offered $500,000,000 Senior Notes with maturity on Jan 30, 2033. Interest is paid on a semiannual basis. The transaction costs related with this issuance amount to $5,350,706.
These credit agreements require the Entity to maintain certain financial and to comply with certain affirmative and negative covenants. The Entity is in compliance with such covenants as of December 31, 2025.
The credit agreements also entitle MetLife to withhold certain amounts deposited by the Entity in a separate fund as guarantee deposits for the debt service and tenants guarantee deposits of the Entity’s investment properties pledged as collateral. Such amounts are presented as security deposits paid in the consolidated statement of financial position.
Scheduled maturities and periodic amortization of long-term debt are as follows:

2027	233,852,717
2028	45,000,000
2029	145,000,000
2030	—
Thereafter	865,000,000
Less: direct issuance cost	(15,433,448)

Total long-term debt	$1,273,419,269